STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Limited Partners [Member]	New Profit Memo Account [Member]	General Partners [Member]	Total [Member]
PARTNERS’ CAPITAL — December 31, 2020 at Dec. 31, 2019	$ 629,952,934		$ 1,049,391	$ 631,002,325
Contributions	290,299,100			290,299,100
Withdrawals	(263,606,991)		(622,309)	(264,229,300)
Net income (loss)	(102,719,131)		(105,076)	(102,824,207)
General Partner’s allocation — profit share	(622,309)	622,309
Account to General Partner		(622,309)	622,309
PARTNERS’ CAPITAL — December 31, 2021 at Dec. 31, 2020	553,303,603		944,315	554,247,918
Contributions	27,303,000			27,303,000
Withdrawals	(218,650,812)		(894,583)	(219,545,395)
Net income (loss)	37,920,814	(5,292)	91,487	38,007,009
Account to General Partner		(894,583)	894,583
General Partner’s allocation — profit share	(899,875)	899,875
PARTNERS’ CAPITAL — December 31, 2021 at Dec. 31, 2021	$ 398,976,730		$ 1,035,802	$ 400,012,532